Risks (Details) - Jun. 30, 2021	USD ($)	CNY (¥)
Risks (Details) [Line Items]
Deposited with a bank	$ 19,400,000
Insured amount	250,000	¥ 500,000
Cash deposit	4,900,000
Mainland China [Member]
Risks (Details) [Line Items]
Deposited with a bank	1,800,000
Insured amount	$ 77,400